UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  November 15, 2011
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: 2,080,164


List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                                         Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   Title of claCUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

Alexandria Real Estate Equitie   COM         015271109       71023  917369   SH         Sole              317976          599393
American Assets Trust            COM         024013104       16262  724360   SH         Sole              124750          599610
American Campus Communities      COM         024835100       23171  652334   SH         Sole              110426          541908
Apartment Investment & Managem   COM         03748R101       30800 1206415   SH         Sole              210156          996259
Associated Estates Realty Corp   COM         045604105       18958 1166663   SH         Sole              199606          967057
AvalonBay Communities, Inc.      COM         053484101      104702  815431   SH         Sole              262661          552770
Boston Properties, Inc.          COM         101121101      150254 1415358   SH         Sole              439209          976149
Brookfield Office Properties,    COM         112900105       41155 2134579   SH         Sole              730241         1404338
Coresite Realty Corp.            COM         21870Q105       18326 1117447   SH         Sole              355974          761473
Corporate Office Properties      COM         22002T108       37331 1199963   SH         Sole              199945         1000018
Crexus Investment Corp           COM         226553105        6420  577865   SH         Sole              428065          149800
Developers Diversified Realty    COM         251591103       37373 2650584   SH         Sole              459022         2191562
Diamondrock Hospitality          COM         252784301           1      84   SH         Sole                  84               0
Equity Lifestyle Properties      COM         29472R108       69822 1118222   SH         Sole              395161          723061
Equity Residential               COM         29476L107      150797 2513297   SH         Sole              799681         1713616
Essex Property Trust, Inc.       COM         297178105       47763  353040   SH         Sole              119687          233353
Extra Space Storage, Inc         COM         30225T102       28421 1332435   SH         Sole              423108          909327
HCP Inc.                         COM         40414L109     114972 3133596    SH         Sole              999312         2134284
Health Care REIT Com             COM         42217K106       29611  564757   SH         Sole              102887          461870
Hersha Hospitality Trust         COM         427825104       17315 3108674   SH         Sole              557571         2551103
LaSalle Hotel Properties         COM         517942108       24968  947938   SH         Sole              164248          783690
Marriott International-CL A      COM         571903202       50469 1422050   SH         Sole              522190          899860
Nationwide Health Properties,    COM         638620104       26482  639519   SH         Sole              300484          339035
Post Properties, Inc.            COM         737464107       36788  902539   SH         Sole              155826          746713
ProLogis Inc.                    COM         74340W103      102718 2866015   SH         Sole              889596         1976419
Public Storage                   COM         74460D109      122352 1073169   SH         Sole              335866          737303
RLJ Lodging Trust                COM         74965L101       24124 1388798   SH         Sole              235334         1153464
SL Green Realty Corp.            COM         78440X101       46626  562649   SH         Sole              182657          379992
Saul Centers, Inc.               COM         804395101       31024  788011   SH         Sole              136060          651951
Simon Property Group, Inc.       COM         828806109      230025 1979047   SH         Sole              598089         1380958
Starwood Hotels & Resorts Worl   COM         85590A401       48328  862381   SH         Sole              286913          575468
Summit Hotel Properties          COM         866082100       14877 1310729   SH         Sole              242933         1067796
Sunstone Hotel Investors, Inc.   COM         867892101           2     228   SH         Sole                 228               0
Taubman Centers, Inc.            COM         876664103       51312  866766   SH         Sole              298738          568028
The Macerich Company             COM         554382101       56923 1063973   SH         Sole              286863          777110
Ventas, Inc.                     COM         92276F100       55195 1047154   SH         Sole              331922          715232
Vornado Realty Trust             COM         929042109      143475 1539769   SH         Sole              472708         1067061
REPORT SUMMARY                             37DATA RECORDS  2080164           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED